Income Taxes - Additional Information (Details) - Tax Litigation With Canada Revenue Agency - CAD ($) $ in Millions	1 Months Ended	3 Months Ended
	Jun. 30, 2016	Dec. 31, 2023	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Estimated length of time to receive judgment on potential appeal	2 years
Insurance coverage purchased		$ 272.5
Costs incurred to purchase insurance coverage		50.3
Tax reassessment issued, amount of possible loss, amount owed by trusts		244.8
Tax reassessment issued, amount of possible loss, late payment interest		244.2
Tax reassessment issued, amount of possible loss, late filing penalty		$ 4.1
Accumulated non-capital losses			$ 591.0
Minimum
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Estimated length of time to receive judgment	2 years
Maximum
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Estimated length of time to receive judgment	3 years